Description of Business and Organization - Schedule of Consolidated VIE and Subsidiaries of the VIE (Details)	6 Months Ended
Jun. 30, 2026
Pom (HK) [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Mar. 12, 2021
Place of incorporation, subsidiaries	Hong Kong
Direct ownership percentage	100.00%
Indirect ownership percentage
Principal activities	Investment holding
Guangzhou WFOE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Apr. 06, 2021
Place of incorporation, subsidiaries	PRC
Direct ownership percentage	100.00%
Indirect ownership percentage
Principal activities	WFOE, Investment holding
Guangzhou Li Luo Technology Co., Ltd. [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Feb. 04, 2026
Place of incorporation, subsidiaries	PRC
Direct ownership percentage	100.00%
Indirect ownership percentage
Principal activities	Online hospital service
Qilekang Digital Health [Member] | VIE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Jan. 12, 2010
Place of incorporation, subsidiaries	PRC
Direct ownership percentage
Indirect ownership percentage	94.86%
Principal activities	Online hospital service and pharmaceutical supply chain
Guangzhou Qilekang Modern Pharmaceutical Logistics Co., Ltd. (“Modern Logistics”) [Member] | VIE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Oct. 24, 2002
Place of incorporation, subsidiaries	PRC
Direct ownership percentage
Indirect ownership percentage	100.00%
Principal activities	Drugs wholesale
Hangzhou Qilekang Pharmaceutical Co., Ltd. (“Hangzhou Qilekang”) [Member] | VIE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Jul. 27, 2016
Place of incorporation, subsidiaries	PRC
Direct ownership percentage
Indirect ownership percentage	100.00%
Principal activities	Offline retail pharmacy and drugs wholesale
Nanjing Qilekang Pharmaceutical Co., Ltd. (“Nanjing Qilekang”) [Member] | VIE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Nov. 13, 2018
Place of incorporation, subsidiaries	PRC
Direct ownership percentage
Indirect ownership percentage	80.00%
Principal activities	Drugs sales
Suzhou Qilekang Pharmaceutical Co., Ltd. (“Suzhou Qilekang”) [Member] | VIE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Sep. 02, 2024
Place of incorporation, subsidiaries	PRC
Direct ownership percentage
Indirect ownership percentage	100.00%
Principal activities	Drugs sales
Guangzhou Qilekang Cloud Technology Co., Ltd. (“Guangzhou Cloud Tech”) [Member] | VIE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Nov. 05, 2024
Place of incorporation, subsidiaries	PRC
Direct ownership percentage
Indirect ownership percentage	100.00%
Principal activities	Online service and pharmaceutical supply chain
Guangzhou Pomegranate Cloud Pharma Health Industry Technology Co., Ltd. [Member] | VIE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Feb. 20, 2025
Place of incorporation, subsidiaries	PRC
Direct ownership percentage
Indirect ownership percentage	100.00%
Principal activities	Drugs sales
Guangzhou Wanggang International Medical Management Co., Ltd.[Member] | VIE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Sep. 26, 2017
Place of incorporation, subsidiaries	PRC
Direct ownership percentage
Indirect ownership percentage	100.00%
Principal activities	Drugs sales